INVENTORIES	6 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
INVENTORIES

7.	INVENTORIES

As of June 30, 2021 and December 31, 2020, inventories consist of:
	June 30, 2021	December 31, 2020
	(Unaudited)
Raw materials	$3,711	$3,663
Finished goods	1,613,853	427,942
Cost of projects	12,176	34,792
Inventories, gross	$1,629,740	$466,397
Allowance for slow-moving or obsolete inventories	(263,146)	(211,719)
Inventories, net	$1,366,594	$254,678

For the six months ended June 30, 2021, impairments for obsolete inventories were approximately $49,000. For the first six months ended June 30, 2020, there was a reversal of impairments for obsolete inventories in the amount of approximately $15,000. Impairment charges on inventories are included with general and administrative expenses.

Included in the balance as of June 30, 2021, there was inventory of high-end storage server and computer hardware.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS